Share-Based Payments (Summary of Grant Information) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014
Share-based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,219
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,090